Principles of consolidation (Tables)	12 Months Ended
Dec. 31, 2023
Principles Of Consolidation
Schedule of ownership percentages

	Percentage of shares		Company
	2023	2022	controls	Headquarter	Activities
Subsidiaries
Nexa Recursos Minerais S.A. - "NEXA BR"	100	100	Directly	Brazil	Mining / Smelting
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"	99.99	99.99	Directly	Peru	Smelting
Nexa Resources US. Inc.	100	100	Directly	United States	Trading
Exploraciones Chimborazo Metals & Mining	100	100	Directly	Ecuador	Holding and others
L.D.O.S.P.E. Geração de Energia e Participações Ltda. – “L.D.O.S.P.E."	100	100	Indirectly	Brazil	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda. - "L.D.Q.S.P.E."	100	100	Indirectly	Brazil	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda. - "L.D.R.S.P.E."	100	100	Indirectly	Brazil	Energy
Mineração Dardanelos Ltda. - "Dardanelos" (i)	-	100	Indirectly	Brazil	Mining projects
Mineração Santa Maria Ltda.	99.99	99.99	Indirectly	Brazil	Mining projects
Pollarix S.A. - "Pollarix" (ii)	33.33	33.33	Indirectly	Brazil	Energy
Karmin - Holding Ltda.	100	100	Indirectly	Brazil	Holding and others
Mineração Rio Aripuaña Ltda.	100	100	Indirectly	Brazil	Holding and others
Votorantim Metals Canada Inc.	100	100	Indirectly	Canada	Holding and others
Nexa Resources El Porvenir S.A.C.	99.99	99.99	Indirectly	Peru	Mining
Minera Pampa de Cobre S.A.C	99.99	99.99	Indirectly	Peru	Mining
Nexa Resources Perú S.A.A. - "NEXA Peru"	83.55	83.55	Indirectly	Peru	Mining
Nexa Resources Atacocha S.A.A. - "NEXA Atacocha"	66.62	66.62	Indirectly	Peru	Mining
Nexa Resources UK Ltd. - "NEXA UK"	100	100	Indirectly	United Kingdom	Mining
Joint-operations
Cia. Minera Shalipayco S.A.C	75	75		Peru	Mining Projects
Associates
Campos Novos Energia S.A. - "Enercan" (iii)	22.44	22.44		Brazil	Energy

(i) Dardanelos was incorporated on May 1, 2023, by NEXA BR.

(ii) Nexa, through its wholly owned subsidiary NEXA BR, holds 100% of the common shares of Pollarix which carries the total voting rights. Auren a subsidiary of VSA, holds 100% of the preference shares, which carry the right to receive dividends 93% higher than the amount received for each common share.

(iii) On November 17, 2022, NEXA, through Pollarix, acquired 1.46% of Enercan’s additional shares for BRL 21,731 (USD 4,136) by exercising its proportional pre-emptive rights due to the withdrawal of one of Enercan’s previous shareholders. Prior to this date, NEXA and the other shareholders jointly controlled Enercan’s assets and liabilities. However, with the withdrawal, Enercan’s remaining shareholders exercised their option to acquire these additional shares, resulting in the loss of joint control by NEXA. Since then, NEXA ceased recognizing its share of Enercan’s jointly held assets, liabilities, revenues, and expenses, and began treating it as an investment in an associate through the equity method, maintaining significant influence over the entity.